Borrowings	12 Months Ended
Mar. 31, 2016
Borrowings
Borrowings

10. Borrowings:

The following table presents short-term and long-term borrowings of Nomura as of March 31, 2015 and 2016.

	Millions of yen
	March 31
	2015	2016
Short-term borrowings(1):
Commercial paper	¥252,858	¥177,906
Bank borrowings	217,013	149,775
Other	192,385	335,221

Total	¥662,256	¥662,902

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥3,140,531	¥3,197,303
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,528,529	1,300,872
Non-Japanese yen denominated	1,102,125	876,088
Floating-rate obligations:
Japanese yen denominated	465,296	726,568
Non-Japanese yen denominated	150,055	293,207
Index / Equity-linked obligations:
Japanese yen denominated	1,017,380	802,849
Non-Japanese yen denominated	798,857	805,217

	5,062,242	4,804,801

Subtotal	8,202,773	8,002,104

Trading balances of secured borrowings	133,523	127,455

Total	¥8,336,296	¥8,129,559

(1)	Includes secured borrowings of ¥17,284 million as of March 31, 2015 and ¥82,861 million as of March 31, 2016.
(2)	Includes secured borrowings of ¥251,486 million as of March 31, 2015 and ¥226,704 million as of March 31, 2016.
(3)	Includes secured borrowings of ¥749,839 million as of March 31, 2015 and ¥744,945 million as of March 31, 2016.

Trading balances of secured borrowings

These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2015	2016
Debt issued by the Company	¥3,863,436	¥3,624,836
Debt issued by subsidiaries—guaranteed by the Company	1,885,256	1,973,213
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,587,604	2,531,510

Total	¥8,336,296	¥8,129,559

(1)	Includes trading balances of secured borrowings.

As of March 31, 2015, fixed-rate long-term borrowings mature between 2015 and 2045 at interest rates ranging from 0.00% to 12.66%. Floating-rate obligations, which are generally based on LIBOR, mature between 2015 and 2052 at interest rates ranging from 0.00% to 9.02%. Index / Equity-linked obligations mature between 2015 and 2045 at interest rates ranging from 0.00% to 28.50%.

As of March 31, 2016, fixed-rate long-term borrowings mature between 2016 and 2046 at interest rates ranging from 0.00% to 14.53%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2016 and 2047 at interest rates ranging from 0.00% to 9.01%. Index / Equity-linked obligations mature between 2016 and 2046 at interest rates ranging from 0.00% to 31.00%.

Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.

Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, debt securities and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.

Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2015 and 2016.

	March 31
	2015	2016
Short-term borrowings	0.37%	0.77%
Long-term borrowings	0.78%	0.88%
Fixed-rate obligations	1.18%	1.45%
Floating-rate obligations	0.82%	0.89%
Index / Equity-linked obligations	0.34%	0.36%

Maturities of long-term borrowings

The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2016:

Year ending March 31	Millions of yen
2017	¥652,343
2018	1,032,790
2019	1,128,105
2020	1,057,019
2021	835,225
2022 and thereafter	3,296,622

Subtotal	8,002,104

Trading balances of secured borrowings	127,455

Total	¥8,129,559

Borrowing facilities

As of March 31, 2015 and 2016, Nomura had unutilized borrowing facilities of ¥15,000 million and ¥27,458 million, respectively. The terms for these unutilized borrowing facilities do not significantly differ from existing borrowings. Nomura has structured facilities to ensure that the maturity dates of these facilities are distributed evenly throughout the year in order to prevent excessive maturities of facilities in any given period. These facilities are subject to customary lending conditions and covenants.

Subordinated borrowings

As of March 31, 2015 and 2016, subordinated borrowings were ¥489,888 million and ¥657,463 million, respectively.